Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 4, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Mary Ann Dobelbower

RE: Deutsche Investment Trust (the “Registrant”) – File No. 811-00043

Ladies and Gentlemen:

We are filing today through the EDGAR system Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-220129) relating to the issuance of shares in connection with the merger of Deutsche Small Cap Value Fund (“Small Cap Value”), a series of Deutsche Value Series, Inc., into Deutsche Small Cap Core Fund, a series of the Registrant.

On or about October 4, 2017, the Registrant will be filing by letter a request for acceleration of effectiveness.

It is currently expected that a special meeting of shareholders of Small Cap Value will be held on November 21, 2017. Accordingly, we plan to commence mailing the proxy materials to Small Cap Value shareholders on or about October 10, 2017.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

 /s/Laura McCollum

Laura McCollum

Vice President and Counsel